CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	19,904,708	15,300,475
Common stock, shares outstanding	19,904,708	15,300,475
Redeemable Series N Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	1,006,857	921,636
Preferred stock, shares outstanding	1,006,857	921,636
Redeemable Series X Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	427,690	397,464
Preferred stock, shares outstanding	427,690	397,464
Series B Preferred Stock [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	0	1,279,867
Preferred stock, shares outstanding	0	1,279,867
Series C Preferred Stock [Member]
Preferred stock, shares authorized	500	500
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	0	74
Preferred stock, shares outstanding	0	74
Series E Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	0	175,375
Preferred stock, shares outstanding	0	175,375
Series F-1 Preferred Stock [Member]
Preferred stock, shares authorized	50,000	50,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	3,875	3,875
Preferred stock, shares outstanding	3,875	3,875
Series I Preferred Stock [Member]
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	10,075,092	10,469,092
Preferred stock, shares outstanding	10,075,092	10,469,092
Series L Preferred Stock [Member]
Preferred stock, shares authorized	400,000	400,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	319,493	319,493
Preferred stock, shares outstanding	319,493	319,493
Series Y Senior Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,500,000	1,500,000
Preferred stock, stated value	$ 4.00	$ 4.00
Preferred stock, shares issued	1,041,764	979,125
Preferred stock, shares outstanding	1,041,764	979,125